Certnys

1-36115

Parasnand Madho
Director
Corporate Actions & Market Watch

[redacted]

13003417

NYSE EURONEXT

Received SEC
OCT - 8 2013
Washington, DC 20549

October 8, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Hydro One Inc., 2.78% Medium-term Notes due 2018 and 4.59% Medium-Term Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 8, 2013. Tentative listing date – October 9, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com